Condensed Consolidating Financial Information - Condensed Consolidating Statement of Operations (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Schedule Of Condensed Consolidating Statement Of Operation [Line Items]
Interest expense, net of interest income	$ 190.7	[1]	$ 199.5	$ 199.6
Inter-company loans	0		0
Parent [Member]
Schedule Of Condensed Consolidating Statement Of Operation [Line Items]
Interest expense, net of interest income	148.8	[1]	154.4	159.2
Inter-company loans	$ 1,028.1		$ 1,046.7

[1]	The Parent’s net interest expense for the year ended December 31, 2013 of $148.8 million relates to long-term debt of approximately $2.6 billion, net of interest income associated with inter-company loans of $1.0 billion. The Parent is substantially dependent on dividends, interest income, or other distributions from its subsidiary companies to fund the cash interest expense on its long-term debt obligations. The Parent may draw on its existing revolving credit facility (a component of the Senior Secured Credit Facility) to fund certain portions of the cash interest expense on its long-term debt obligations.